Warrants (Schedule Of Unrealized Gain/(Loss) On Fair Value Of Warrants) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	$ (168,702)	$ 427,483	$ (227,094)	$ 1,940,854	$ 2,265,869	$ 5,546,049
Expired Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants						64,307
November 2015 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(2,315)	27,069	(3,231)	224,153	234,863	1,025,132
November 2015 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants		55		435	435	2,501
March 2016 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(5,122)	32,874	(5,923)	147,673	159,660	537,455
September 2016 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(14,126)	72,213	(25,569)	290,082	330,638	720,249
June 2017 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(53,099)	129,559	(71,727)	517,950	611,588	1,358,540
June 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(3,774)	14,553	(5,503)	56,464	64,304	156,442
October 2017 Investor Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	(83,121)	135,125	(105,527)	631,626	777,779	1,504,001
October 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Unrealized (loss) gain on fair value of warrants	$ (7,145)	$ 16,035	$ (9,614)	$ 72,471	$ 86,602	$ 177,422